                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number: 811-03212

                    LINCOLN NATIONAL MONEY MARKET FUND, INC.
               (Exact name of registrant as specified in charter)

                            1300 South Clinton Street
                            Fort Wayne, Indiana 46802
               (Address of principal executive offices) (Zip code)

                            Elizabeth Frederick, Esq.
                     Lincoln National Life Insurance Company
                            1300 South Clinton Street
                            Fort Wayne, Indiana 46802
                     (Name and address of agent for service)

                        Copies of all communications to:
                             Jeffrey S. Puretz, Esq.
                                   Dechert LLP
                              1775 Eye Street, N.W.
                              Washington, D.C. 2006

Registrant's telephone number, including area code: (260) 455-2000

Date of fiscal year end: December 31, 2002

Date of reporting period: January 1, 2002 through December 31, 2002

                               MONEY MARKET FUND

                          [DELAWARE INVESTMENTS LOGO]

                               Lincoln National
                               Money Market Fund, Inc.
                               Annual Report
                               December 31, 2002

LINCOLN NATIONAL MONEY MARKET FUND, INC.

INDEX

COMMENTARY
STATEMENT OF NET ASSETS
STATEMENT OF OPERATIONS
STATEMENTS OF CHANGES IN NET ASSETS
FINANCIAL HIGHLIGHTS
NOTES TO FINANCIAL STATEMENTS
REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS
OFFICER/DIRECTOR INFORMATION

LINCOLN NATIONAL
MONEY MARKET FUND, INC.
ANNUAL PORTFOLIO COMMENTARY
For the year ended December 31, 2002

Managed by:
                                                        DELAWARE INVESTMENT LOGO

The Lincoln National Money Market Fund had a return of 1.4% for the year ended December 31, 2002, while its style specific index, the Salomon Smith Barney 90 day T-Bill Index*, returned 1.7%. The Fund's yield dropped throughout the year as higher yielding securities matured and were replaced with lower yielding investments.

The Federal Reserve maintained short-term rates at low levels for the entire year to help the economy pull out of recession. Since the National Bureau of Economic Research determined that the U.S. economy had entered into recession in March 2001, the Fed has aggressively cut rates to a 41 year low, to 1.25% at year end. Two years ago the Fed Funds target was 6.5%. During the early part of the year, there were a few signs of economic improvement as the unemployment rate dropped in January and February, home sales remained strong and consumer confidence increased in March. However, the good news was short-lived. In April the unemployment rate rose to six percent, a 7 1/2 year high. It improved slightly during the next six months, but increased once again to six percent in November, where it remained through the end of the year. Consumer confidence also improved in the first part of the year, but began dropping in June and reached a nine-year low in October. The Fed once again tried to kick-start the economy by dropping the Fed Funds target by 50 basis points in November. Most economists believe enough stimulus has been given to the economy and it's a matter of time before we begin to see growth again. However, the Fed would not be averse to pushing down rates even further if there was another shock to the system, i.e. a war with either Iraq or North Korea, or another domestic terrorist attack.

Jil Schoeff Lindholm

Growth of $10,000 invested 1/1/93 through 12/31/02

CHART

This chart illustrates, hypothetically, that $10,000 was invested in the Money Market Fund on 1/1/93. As the chart shows, by December 31, 2002, the value of the investment at net asset value, with any dividends and distributions reinvested, would have grown to $15,339. For comparison, look at how the Salomon Smith Barney 90 Day T-Bill Index did over the same period. The same $10,000 investment would have grown to $15,528. Past performance is not indicative of future performance. Remember, an investor cannot invest directly in an index.

Average annual return             Ended
on investment                     12/31/02
------------------------------------------
One Year                            +1.36%
------------------------------------------
Five Years                          +4.25%
------------------------------------------
Ten Years                           +4.37%
------------------------------------------

 * Salomon Smith Barney 90 day T-Bill Index - Measures the return on short term securities.

The source of comparison data is the Federal Reserve statistical release.

                              Money Market Fund  1

LINCOLN NATIONAL
MONEY MARKET FUND, INC.

STATEMENT OF NET ASSETS
December 31, 2002

DISCOUNT COMMERCIAL                      Principal     Market
PAPER - 85.43%                           Amount        Value
-------------------------------------------------------------------
BANKING, FINANCE & INSURANCE - 62.78%
-------------------------------------------------------------------
    Abbey National
      1.315% 2/12/03                     $25,000,000   $ 24,961,792
    Amstel Funding
      1.386% 3/27/03                      10,000,000      9,967,417
      1.401% 3/3/03                       12,529,000     12,499,364
      1.597% 2/14/03                       3,000,000      2,994,170
    Corporate Asset Funding
      1.303% 3/6/03                       16,700,000     16,661,404
    Credit Suisse First Boston
      1.355% 3/4/03                       13,000,000     12,969,775
      1.804% 3/17/03                      12,000,000     11,955,250
    Eiffel Funding
      1.363% 2/18/03                      14,000,000     13,974,613
      1.403% 1/6/03                        9,000,000      8,998,250
    Gramercy Capital
      1.32% 1/2/03                        20,500,000     20,499,248
      1.402% 1/14/03                      15,000,000     14,992,417
    ING America Insurance
      1.324% 2/13/03                       7,000,000      6,988,963
      1.335% 3/31/03                      12,000,000     11,960,543
    International Lease Finance
      1.366% 3/28/03                      22,000,000     21,928,524
    Nestle Capital
      1.294% 3/19/03                       3,574,000      3,564,139
    Private Export Funding
      1.314% 2/18/03                       9,000,000      8,984,280
      1.315% 4/9/03                       16,000,000     15,942,942
    Salomon Smith Barney Holdings
      1.334% 2/5/03                       19,000,000     18,975,432
    Standard Life Funding
      1.295% 4/16/03                      10,000,000      9,962,375
      1.345% 3/10/03                      15,000,000     14,962,033
    Stellar Funding
      1.382% 1/24/03                      15,000,000     14,986,775
      1.402% 1/27/03                       4,000,000      3,995,956
    Surrey Funding
      1.375% 2/28/03                      20,000,000     19,955,856
    UBS Finance
      1.22% 1/2/03                         3,300,000      3,299,888
      1.345% 3/19/03                      20,000,000     19,942,678
-------------------------------------------------------------------
                                                        325,924,084
CHEMICALS - 3.53%
-------------------------------------------------------------------
    duPont (EI) de Nemours
      1.313% 1/30/03                      18,350,000     18,330,636
-------------------------------------------------------------------
                                                         18,330,636
ENERGY - 1.60%
-------------------------------------------------------------------
    BP America
      1.314% 2/13/03                       8,300,000      8,287,013
-------------------------------------------------------------------
                                                          8,287,013
FOOD, BEVERAGE & TOBACCO - 4.91%
-------------------------------------------------------------------
    Golden Peanut Company LLC
      1.314% 2/5/03                        5,000,000      4,993,632
      1.314% 2/7/03                        6,000,000      5,991,922
      1.324% 2/14/03                       3,000,000      2,995,160
    Philip Morris
      1.281% 1/30/03                      11,500,000     11,488,142
-------------------------------------------------------------------
                                                         25,468,856
                                         Principal     Market
HEALTHCARE & PHARMACEUTICALS - 3.65%     Amount        Value
-------------------------------------------------------------------
    Pfizer
      1.313% 2/7/03                      $ 9,000,000   $  8,987,882
    Schering
      1.323% 2/24/03                      10,000,000      9,980,200
-------------------------------------------------------------------
                                                         18,968,082
MISCELLANEOUS - 4.53%
-------------------------------------------------------------------
    University of California
      1.324% 3/31/03                       5,105,000      5,088,341
      1.345% 3/27/03                       8,437,000      8,410,306
      1.344% 1/29/03                      10,000,000      9,989,578
-------------------------------------------------------------------
                                                         23,488,225
UTILITIES - 4.43%
-------------------------------------------------------------------
    General Electric Company
      1.373% 1/21/03                      23,000,000     22,982,494
-------------------------------------------------------------------
                                                         22,982,494
-------------------------------------------------------------------
TOTAL DISCOUNT COMMERCIAL PAPER
  (Cost $443,449,390)                                   443,449,390
-------------------------------------------------------------------
FLOATING RATE NOTES - 5.78%
-------------------------------------------------------------------
BANKING, FINANCE & INSURANCE - 5.78%
-------------------------------------------------------------------
    Equitable Life Assurance Society
      1.47% 3/20/03                       15,000,000     15,000,000
    Merrill Lynch - Series B
      1.72% 8/15/03                        5,000,000      5,006,581
    Verizon Global Funding
      1.40% 3/18/03                       10,000,000      9,999,370
-------------------------------------------------------------------
TOTAL FLOATING RATE NOTES
  (Cost $30,005,951)                                     30,005,951
-------------------------------------------------------------------
INTEREST BEARING CERTIFICATES OF DEPOSIT - 6.74%
-------------------------------------------------------------------
BANKING, FINANCE & INSURANCE - 6.74%
-------------------------------------------------------------------
    Mercantile Safe Deposit & Trust
      1.90% 1/8/03                         5,000,000      5,000,000
      1.95% 4/15/03                        5,000,000      5,000,000
    Wells Fargo Bank
      1.30% 1/31/03                       15,000,000     15,000,000
    Wilmington Trust
      1.79% 4/29/03                       10,000,000     10,000,000
-------------------------------------------------------------------
TOTAL INTEREST BEARING CERTIFICATES OF DEPOSIT
  (Cost $35,000,000)                                     35,000,000
-------------------------------------------------------------------
LOAN PARTICIPATIONS - 2.17%
-------------------------------------------------------------------
ENERGY - 2.17%
-------------------------------------------------------------------
    Olympic Pipe Line
      1.47% 6/16/03                       11,250,000     11,250,000
-------------------------------------------------------------------
TOTAL LOAN PARTICIPATIONS
  (Cost $11,250,000)                                     11,250,000
-------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES - 100.12%
  (Cost $519,705,341)                                   519,705,341
-------------------------------------------------------------------
Liabilities Net of Receivables and Other
  Assets - (0.12%)                                         (634,263)
-------------------------------------------------------------------
NET ASSETS - 100.00%
(Equivalent to $10.000 per share based
  on 51,907,108 shares issued and
  outstanding)                                         $519,071,078
-------------------------------------------------------------------
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2002:
Common stock, par value $0.01 per share,
  50,000,000 authorized shares                          519,071,078
-------------------------------------------------------------------
TOTAL NET ASSETS                                       $519,071,078
-------------------------------------------------------------------

See accompanying notes to financial statements.

                              Money Market Fund  2

LINCOLN NATIONAL MONEY MARKET FUND, INC.

STATEMENT OF OPERATIONS
Year ended December 31, 2002

INVESTMENT INCOME:
  Interest                                                    $8,588,276
------------------------------------------------------------------------
    TOTAL INVESTMENT INCOME                                    8,588,276
------------------------------------------------------------------------
EXPENSES:
  Management fees                                              1,961,848
------------------------------------------------------------------------
  Accounting and administration fees                             204,190
------------------------------------------------------------------------
  Printing and postage                                           134,774
------------------------------------------------------------------------
  Professional fees                                               36,805
------------------------------------------------------------------------
  Custody fees                                                    20,458
------------------------------------------------------------------------
  Directors' fees                                                  4,200
------------------------------------------------------------------------
                                                               2,362,275
------------------------------------------------------------------------
Less fees waived                                                 (86,141)
------------------------------------------------------------------------
Less expenses paid indirectly                                     (3,954)
------------------------------------------------------------------------
  TOTAL EXPENSES                                               2,272,180
------------------------------------------------------------------------
NET INVESTMENT INCOME                                          6,316,096
------------------------------------------------------------------------
NET REALIZED GAIN ON INVESTMENTS                                  21,435
------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $6,337,531
------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                              Year ended        Year ended
                                                              12/31/02          12/31/01
                                                              ------------------------------
Changes from operations:
  Net investment income                                       $  6,316,096      $ 12,007,146
--------------------------------------------------------------------------------------------
  Net realized gain on investments                                  21,435            54,567
--------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS             6,337,531        12,061,713
--------------------------------------------------------------------------------------------
Dividends and distributions to shareholders from:
  Net investment income                                         (6,460,084)      (11,939,160)
--------------------------------------------------------------------------------------------
    TOTAL DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS           (6,460,084)      (11,939,160)
--------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE
TRANSACTIONS                                                    88,988,543       176,985,098
--------------------------------------------------------------------------------------------
  TOTAL INCREASE IN NET ASSETS                                  88,865,990       177,107,651
--------------------------------------------------------------------------------------------
Net assets, beginning of period                                430,205,088       253,097,437
--------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD                                     $519,071,078      $430,205,088
--------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

                              Money Market Fund  3

LINCOLN NATIONAL MONEY MARKET FUND, INC.

FINANCIAL HIGHLIGHTS
(Selected data for each capital share outstanding throughout each period)

                                                         Year ended December 31,
                                           2002       2001       2000       1999       1998
                                           ----------------------------------------------------
Net asset value, beginning of year         $ 10.003   $ 10.000   $ 10.000   $ 10.000   $ 10.000

Income from investment operations:
  Net investment income                       0.136      0.397      0.590      0.468      0.497
                                           ----------------------------------------------------
  Total from investment operations            0.136      0.397      0.590      0.468      0.497
                                           ----------------------------------------------------

Less dividends and distributions
  from:
  Net investment income                      (0.139)    (0.394)    (0.590)    (0.468)    (0.497)
                                           ----------------------------------------------------
  Total dividends and distributions          (0.139)    (0.394)    (0.590)    (0.468)    (0.497)
                                           ----------------------------------------------------
  Net asset value, end of period           $ 10.000   $ 10.003   $ 10.000   $ 10.000   $ 10.000
                                           ----------------------------------------------------
                                           ----------------------------------------------------

Total return(1)                                1.36%      4.06%      6.06%      4.74%      5.12%

Ratios and supplemental data:
  Net assets, end of period (000
    omitted)                               $519,071   $430,205   $253,097   $234,676   $137,062
  Ratio of expenses to average net
    assets                                     0.49%      0.54%      0.58%      0.59%      0.58%
  Ratio of expenses to average net
    assets prior to fees waived and
    expenses paid indirectly                   0.51%      0.54%      0.58%      0.59%      0.58%
  Ratio of net investment income to
    average net assets                         1.35%      3.75%      5.91%      4.68%      4.97%
  Ratio of net investment income to
    average net assets prior to fees
    waived and expenses paid
    indirectly                                 1.33%      3.75%      5.91%      4.68%      4.97%

(1) Total return percentages in this table are calculated on the basis prescribed by the Securities and Exchange Commission.

See accompanying notes to financial statements.

                              Money Market Fund  4

LINCOLN NATIONAL MONEY MARKET FUND, INC.

NOTES TO FINANCIAL STATEMENT
DECEMBER 31, 2002
THE FUND: Lincoln National Money Market Fund, Inc. (the "Fund") is registered as an open-end, diversified management company under the Investment Company Act of 1940, as amended. The Fund's shares are sold only to The Lincoln National Life Insurance Company and Lincoln Life & Annuity Company of New York (the "Companies") for allocation to their variable annuity products and variable universal life products.

The Fund's investment objective is to maximize current income consistent with the preservation of capital.

1. SIGNIFICANT ACCOUNTING POLICIES

The following accounting policies are in accordance with accounting principles generally accepted in the United States and are consistently followed by the Fund.

SECURITY VALUATION: Securities are valued at amortized cost, which approximates market value.

FEDERAL INCOME TAXES: The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting year. Actual results could differ from those estimates.

OTHER: Security transactions are accounted for on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares dividends daily from net investment income and pays such dividends daily and declares and pays distributions from net realized gain on investments, if any, annually.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The earnings credits for the year ended December 31, 2002, were approximately $3,954. The expense paid under the above arrangement is included under custodial fees on the Statement of Operations with the expense offset shown as "expenses paid indirectly".

2. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Effective May 1, 2002, Delaware Management Company (DMC) is responsible for overall management of the Fund's investment portfolio and provides certain administrative services to the Fund. DMC is a series of Delaware Management Business Trust (DMBT), a multi-series business trust registered with the Securities and Exchange Commission as an investment adviser. DMBT is an indirect wholly-owned subsidiary of Lincoln National Corporation (LNC). For its services, DMC receives a management fee at an annual rate of 0.48% of the first $200 million of the average daily net assets of the Fund, 0.40% of the next $200 million, and 0.30% of the average daily net assets of the Fund in excess of $400 million.

Prior to May 1, 2002, Delaware Lincoln Investment Advisers (DLIA), an affiliate of DMC, served as the investment manager to the Fund under identical terms.

During the year ended December 31, 2002, DMC and DLIA contractually waived a portion of their management fees in the amount of $86,141. Effective January 1, 2003, this waiver was discontinued in connection with stockholder approval of the amended Management Agreement as discussed below on December 9, 2002.

If the aggregate annual expenses of the Fund, including the management fee, but excluding taxes, interest, brokerage commissions relating to the purchase or sale of portfolio securities and extraordinary non-recurring expenses, exceed 1.50% of the average daily net assets of the Fund, DMC has agreed to reimburse the Fund in the amount of such excess. No reimbursement was due for the year ended December 31, 2002.

                              Money Market Fund  5

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting services and other administration support to the Fund. For these services, the Fund pays DSC a monthly fee based on average net assets, subject to certain minimums.

At December 31, 2002, the Fund had payables to affiliates as follows:

Management Fees Payable to DMC       $166,980
Accounting and Administration Fees
  Payable to DSC                       36,356

On December 9, 2002, stockholders of the Fund approved an amended Management Agreement between the Fund and DMC that is effective January 1, 2003. The Fund will incur additional fees and expenses under the new agreement because certain expenses relating to the administration of the Fund's affairs and the maintenance of the Fund's books and records will be paid by the Fund rather than the investment adviser.

In connection with the amended Management Agreement, the Board of Directors of the Fund approved an Administration Agreement with Lincoln National Life Insurance Company (Lincoln Life), an affiliate of DMC, dated January 1, 2003. Pursuant to the Administration Agreement, Lincoln Life will provide various administrative services necessary for the operation of the Fund. For these services, the Fund will pay Lincoln Life an annual fee of $15,000 plus the cost of certain support services, such as legal and corporate secretary services.

Certain officers and directors of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated directors of the Fund is borne by the Fund.

3. INVESTMENTS

The cost of investments for federal income tax purposes is the same as cost for book purposes.

4. DIVIDEND AND DISTRIBUTION INFORMATION

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. Ordinary income includes dividends from net investment income and distributions from short-term capital gains. The tax character of dividends and distributions paid during the years ended December 31, 2002 and 2001 were as follows:

                                Year ended      Year ended
                                12/31/02        12/31/01
                                ---------------------------
Ordinary income                 $6,460,084      $11,939,160

5. CAPITAL SHARES

Transactions in capital shares were as follows:

                                                               Shares Issued Upon
                                                               Reinvestment of
                                Capital Shares                 Dividends and             Capital Shares
                                Sold                           Distributions             Redeemed
                                ---------------------------------------------------------------------------------------
                                Shares        Amount           Shares      Amount        Shares         Amount
                                ---------------------------------------------------------------------------------------
Year ended December 31, 2002:   302,250,527   $3,022,505,266     645,601   $ 6,456,011   (293,997,274)  $(2,939,972,734)
Year ended December 31, 2001:    67,115,765   $  671,157,653   1,194,111   $11,941,114    (50,611,366)  $  (506,113,669)


                                 Net Increase Resulting
                                 From Capital Share
                                 Transactions
                                 -------------------------
                                 Shares       Amount
                                 -------------------------
Year ended December 31, 2002:     8,898,854   $ 88,988,543
Year ended December 31, 2001:    17,698,510   $176,985,098

The Board of Directors plans to increase the Fund's authorized shares to 100 million at its February, 2003 meeting. This action and subsequent state filing will cure an over-issuance of shares, which is permitted by state law.

6. CREDIT RISK

The Fund had investments in securities issued by banks, including foreign banks, foreign branches of domestic banks, and other financial institutions representing 75.30% of net assets at December 31, 2002. The ability of these entities to meet their obligations may be affected by economic conditions related to the industry.

                              Money Market Fund  6

7. LINE OF CREDIT

The Fund, along with certain other Lincoln National Mutual Funds (the "Participants"), participates in a $50,000,000 Credit Agreement to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated among the Participants in accordance with the agreement. Effective January 1, 2003, the Fund may borrow up to 33 1/3% of its total assets (including the amount borrowed). The Fund had no amount outstanding at December 31, 2002, or at any time during the year.

8. TAX INFORMATION (UNAUDITED)

For the fiscal year ended December 31, 2002, the Fund designates distributions paid during the year as follows:

                               (A)
                               Ordinary
                               Income
                               Distributions
                               -------------
                                   100%

Items (A) is based on a percentage of the Fund's total distributions.

9. PROXY RESULTS (UNAUDITED)

Lincoln National Money Market Fund, Inc., shareholders voted on the following proposals at the special meeting of shareholders on December 9, 2002, or as adjourned. The resulting votes are presented below.

                                                                        Outstanding   Total        Percent   Percent    Percent
                                                                        Shares        Voted        For       Withheld   Abstained
                                                                        ---------------------------------------------------------
1.   To elect five Directors of the Fund to hold office until their respective successors have been duly elected and qualified or until their earlier resignation or removal.
                John B. Borsch, Jr.                                     52,880,170    49,054,246   87.50%      5.26%      0.00%
                Kelly D. Clevenger                                      52,880,170    49,054,246   87.77%      4.99%      0.00%
                Nancy L. Frisby                                         52,880,170    49,054,246   87.45%      5.31%      0.00%
                Barbara S. Kowalczyk                                    52,880,170    49,054,246   87.42%      5.34%      0.00%
                Kenneth G. Stella                                       52,880,170    49,054,246   87.57%      5.19%      0.00%
                                                                        Outstanding   Total        Percent   Percent    Percent
                                                                        Shares        Voted        For       Against    Abstained
                                                                        ---------------------------------------------------------
2.   To approve a reorganization to change Fund from a Maryland
     corporation to a series of a Delaware business trust.              52,880,170    49,054,246   82.52%      4.96%      5.28%
3.   To approve a proposal that would permit the Fund to enter into or
     materially change sub-advisory agreements with sub-advisers        52,880,170    49,054,246   78.43%      9.85%      4.48%
     without obtaining stockholder approval.
4.   To approve a new investment management agreement between the Fund and their current investment adviser, Delaware Management
     Company, a series of Delaware Management Business Trust.           52,880,170    49,054,246   81.41%      6.26%      5.09%
5.   To approve the amendment of certain Fundamental Investment
     Restrictions.
     5A)  Amendment to Fundamental Restrictions on Concentration of
          Investments in the Same Industry.                             52,880,170    49,054,246   78.49%      9.69%      4.58%
     5B)  Amendment to Fundamental Restrictions on Borrowing Money and
          Issuing Senior Securities.                                    52,880,170    49,054,246   78.00%     10.01%      4.75%
     5C)  Amendment to Fundamental Restrictions on Underwriting.        52,880,170    49,054,246   78.17%      9.71%      4.88%
     5D)  Amendment to Fundamental Restrictions on Investments in Real
          Estate.                                                       52,880,170    49,054,246   78.43%      9.76%      4.57%
     5E)  Amendment to Fundamental Restrictions on Investments in
          Commodities or Commodity Issues.                              52,880,170    49,054,246   78.25%      9.93%      4.58%
     5F)  Amendment to Fundamental Restrictions on Lending.             52,880,170    49,054,246   78.37%      9.78%      4.61%
     5G)  Amendment to Fundamental Restrictions on Diversification.     52,880,170    49,054,246   78.53%      9.62%      4.61%
6.   To approve the elimination of certain Fundamental Investment
     Restrictions.
     6A)  Elimination of Fundamental Restrictions on Investments in
          Other Investment Companies.                                   52,880,170    49,054,246   75.43%     12.69%      4.64%
     6B)  Elimination of Fundamental Restrictions on Selling
          Securities Short.                                             52,880,170    49,054,246   75.22%     12.86%      4.68%
     6C)  Elimination of Fundamental Restrictions on Margin
          Transactions.                                                 52,880,170    49,054,246   75.22%     12.86%      4.68%
     6D)  Elimination of Fundamental Restrictions on Pledging Fund
          Assets.                                                       52,880,170    49,054,246   75.06%     13.03%      4.67%
     6E)  Elimination of Fundamental Restrictions on Illiquid and
          Restricted Securities.                                        52,880,170    49,054,246   75.20%     12.88%      4.68%
     6F)  Elimination of Fundamental Restrictions on Purchase of Put
          and Call Options.                                             52,880,170    49,054,246   75.33%     12.75%      4.68%
     6G)  Elimination of Fundamental Restrictions on Investments in
          Companies for the Purpose of Acquiring Control.               52,880,170    49,054,246   75.58%     12.53%      4.65%

                              Money Market Fund  7

LINCOLN NATIONAL MONEY MARKET FUND, INC.
REPORT OF INDEPENDENT AUDITORS
TO THE SHAREHOLDERS AND BOARD OF DIRECTORS
LINCOLN NATIONAL MONEY MARKET FUND, INC.

We have audited the accompanying statement of net assets of Lincoln National Money Market Fund, Inc. (the "Fund") as of December 31, 2002, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Lincoln National Money Market Fund, Inc. at December 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States.

                                           Ernst & Young LLP

Philadelphia, Pennsylvania
February 7, 2003

                              Money Market Fund  8

OFFICER/DIRECTOR INFORMATION

Name, address and            Position(s) held     Term of office                                 Number of
date of birth                with the funds       and length of time  Principal                  funds in
                                                  served              occupation(s)              fund complex
                                                                      during the past            overseen by
                                                                      five years                 Director
-------------------------------------------------------------------------------------------------------------
Kelly D. Clevenger(1)        Chairman, President  Chairman since      Vice President, The            12
1300 S. Clinton Street       and Director         August 1995;        Lincoln National Life
Fort Wayne, IN 46802                              President and       Insurance Company. Vice
DOB: 07/25/52                                     Director since      President, Lincoln
                                                  November 1994       Retirement Services
                                                                      Company, LLC; Second Vice
                                                                      President, Lincoln Life &
                                                                      Annuity Company of New
                                                                      York

Barbara S. Kowalczyk         Director             Director since      Senior Vice President,         12
Centre Square, West Tower                         November 1993       Corporate Planning and
1500 Market St., Suite 3900                                           Development, Lincoln
Philadelphia, PA 19102                                                National Corporation
DOB: 04/07/51                                                         (insurance holding
                                                                      company); Senior Vice
                                                                      President, Lincoln
                                                                      National Management
                                                                      Corporation

John B. Borsch, Jr.          Director             Director since      Retired; formerly              12
1300 S. Clinton Street                            December 1981       Associate Vice President,
Fort Wayne, IN 46802                                                  Investments, Northwestern
DOB: 06/09/33                                                         University

Nancy L. Frisby              Director             Director since      Vice President and Chief       12
1300 S. Clinton Street                            April 1992          Financial Officer, DeSoto
Fort Wayne, IN 46802                                                  Memorial Hospital;
DOB: 11/10/41                                                         formerly Chief Financial
                                                                      Officer, Bascom Palmer
                                                                      Eye Institute, University
                                                                      of Miami School of
                                                                      Medicine; formerly Vice
                                                                      President and Chief
                                                                      Financial Officer, St.
                                                                      Joseph Medical Center,
                                                                      Inc.

Kenneth G. Stella            Director             Director since      President, Indiana             12
1300 S. Clinton Street                            February 1998       Hospital & Health
Fort Wayne, IN 46802                                                  Association
DOB: 08/20/43

Frederick J. Crawford(1)     Vice President and   Vice President and  Vice President and             N/A
Centre Square, West Tower,   Treasurer            Treasurer since     Treasurer, Lincoln
1500 Market Street, Suite                         January 2001        National Corporation;
3900                                                                  formerly President and
Philadelphia, PA 19102                                                Market Manager, Greater
DOB: 08/03/63                                                         Cincinnati Region, Bank
                                                                      One, N.A.

Cynthia A. Rose(1)           Secretary            Secretary since     Secretary and Assistant        N/A
1300 S. Clinton Street                            February 1995       Vice President, The
Fort Wayne, IN 46802                                                  Lincoln National Life
DOB: 04/24/54                                                         Insurance Company;
                                                                      formerly Assistant
                                                                      Secretary, Lincoln
                                                                      National Corporation

William P. Flory, Jr.(1)     Assistant Vice       Chief Accounting    Assistant Vice President,      N/A
1300 S. Clinton Street       President and Chief  Officer since May   The Lincoln National Life
Fort Wayne, IN 46802         Accounting Officer   2002                Insurance Company;
DOB: 09/02/61                                                         formerly Vice President,
                                                                      MetLife Investors;
                                                                      formerly Assistant Vice
                                                                      President, MetLife
                                                                      Investors; formerly
                                                                      Accounting Manager,
                                                                      Transamerica Life
                                                                      Companies

Steven M. Kluever(1)         Second Vice          Second Vice         Second Vice President,         N/A
1300 S. Clinton Street       President            President since     The Lincoln National Life
Fort Wayne, IN 46802                              August 1999;        Insurance Company; Second
DOB: 08/04/62                                     Assistant Vice      Vice President, Lincoln
                                                  President since     Life & Annuity Company of
                                                  August 1997         New York

Name, address and            Other directorships
date of birth                held by Director

---------------------------  -------------------------
Kelly D. Clevenger(1)        Lincoln Retirement
1300 S. Clinton Street       Services Company, LLC
Fort Wayne, IN 46802
DOB: 07/25/52

Barbara S. Kowalczyk         Lincoln National
Centre Square, West Tower    Management Corporation;
1500 Market St., Suite 3900  The Lincoln National Life
Philadelphia, PA 19102       Insurance Company;
DOB: 04/07/51                Lincoln Financial Group
                             Foundation, Inc.; Lincoln
                             Life & Annuity Company of
                             New York; Lincoln
                             National (UK) PLC
                             (financial services
                             company)

John B. Borsch, Jr.          N/A
1300 S. Clinton Street
Fort Wayne, IN 46802
DOB: 06/09/33

Nancy L. Frisby              N/A
1300 S. Clinton Street
Fort Wayne, IN 46802
DOB: 11/10/41

Kenneth G. Stella            First National Bank &
1300 S. Clinton Street       Trust
Fort Wayne, IN 46802
DOB: 08/20/43

Frederick J. Crawford(1)     N/A
Centre Square, West Tower,
1500 Market Street, Suite
3900
Philadelphia, PA 19102
DOB: 08/03/63

Cynthia A. Rose(1)           N/A
1300 S. Clinton Street
Fort Wayne, IN 46802
DOB: 04/24/54

William P. Flory, Jr.(1)     N/A
1300 S. Clinton Street
Fort Wayne, IN 46802
DOB: 09/02/61

Steven M. Kluever(1)         N/A
1300 S. Clinton Street
Fort Wayne, IN 46802
DOB: 08/04/62

------------------------
Additional information on the officers and directors can be found in the Statement of Additional Information ("SAI") to the Fund's prospectus. To obtain a free copy of the SAI, write: Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or call 1-800-4LINCOLN (454-6265). The SAI is also available on the SEC's web site (http://www.sec.gov).

(1) All of the executive officers are "interested persons" of the Fund, as that term is defined by Section 2(a)(19) of the 1940 Act, by reason of their being officers of the Fund.

(2) The officers and directors are re-elected annually. The officers and directors hold their position with the Fund until retirement or resignation. The Bylaws of the Funds do not specify a term of office.

                              Money Market Fund  9

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LINCOLN NATIONAL MONEY MARKET FUND, INC. (Registrant)

By       /s/ Kelly D. Clevenger
    --------------------------------------------------------------
         Kelly D. Clevenger
         President
         (Signature and Title)

Date     March 7, 2003
     ----------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By       /s/ Kelly D. Clevenger
    --------------------------------
         Kelly D. Clevenger
         Chairman, President and Director
         (Signature and Title)

Date     March 7, 2003
     ----------------------



By       /s/ William P. Flory, Jr.
   ---------------------------------
         William P. Flory, Jr.
         Assistant Vice President and Chief Accounting Officer
         (Signature and Title)

Date     March 7, 2003
     -------------------------------